Summary of Significant Accounting Policies - Summary of Revenue by Major Customers by Reporting Segments (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Total operating revenue		¥ 1,582,240	$ 226,257	¥ 1,248,914	¥ 1,195,552
Channel cost		1,097,838		796,879	647,354
Advertising and marketing expense		47,716		36,566	31,148
Payroll of insurance consultants		56,042		58,617	92,035
Other segment items	[1]	377,106		356,286	354,461
Segment net income		¥ 3,538	$ 505	¥ 566	¥ 70,554

[1]	Other segment items included in consolidated net income mainly are general and administrative expenses, research and development expenses, selling expenses excluding advertising and marketing expense, interest expenses and others, net which are reflected in the consolidated statements of comprehensive income/(loss).